Summary of Significant Accounting Policies - Property and equipment, net, Intangible assets, net, Impairment of long-lived assets and Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment of long-lived assets (other than goodwill and intangible assets with indefinite life)
Impairment of long-lived assets	¥ 0	¥ 0	¥ 156,241
Goodwill, Impairment Loss	¥ 0	¥ 0	¥ 0
Minimum
Property and equipment, net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	0.00%
Minimum | Trademarks
Intangible assets, net
Estimated economic life	2 years
Maximum
Property and equipment, net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	5.00%
Maximum | Trademarks
Intangible assets, net
Estimated economic life	5 years
Buildings | Minimum
Property and equipment, net
Estimated useful life	20 years
Buildings | Maximum
Property and equipment, net
Estimated useful life	30 years
Furniture, fixtures and equipment | Minimum
Property and equipment, net
Estimated useful life	2 years
Furniture, fixtures and equipment | Maximum
Property and equipment, net
Estimated useful life	10 years
Motor vehicles | Minimum
Property and equipment, net
Estimated useful life	4 years
Motor vehicles | Maximum
Property and equipment, net
Estimated useful life	5 years
Software | Minimum
Property and equipment, net
Estimated useful life	1 year
Software | Maximum
Property and equipment, net
Estimated useful life	10 years